17. Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Lease Commitments

As of December 31, 2014, the Company leased approximately 2,807 square feet of office space at 9401 Wilshire Boulevard, Beverly Hills, California pursuant to a standard office lease dated February 3, 2012. The lease had a term of 3 years, from May 1, 2012 through April 30, 2015. The monthly rent was $10,807 which was to be adjusted upward 3% each year on the anniversary of the lease. The Company did not renew this lease.

During the first quarter of 2015, the Company entered into an agreement for new office space to which it relocated its operations upon the expiration of its prior lease. Effective May 1, 2015, the Company began leasing approximately 3,251 square feet of general office space at 301 North Canon Drive, Suite 305, Beverly Hills, CA 90210 pursuant to a 35-month sub-lease that commenced on May 1, 2015. The Company will pay approximately $136,542 annually subject to annual escalations of 3%.

Rental expenses incurred for operating leases during the nine months ended September 30, 2015 and 2014 were $106,271 and $105,207, respectively.

The following is a schedule of future minimum lease payments required by the non-cancelable operating lease agreement:

Year	Amount
2015	$34,113
2016	139,273
2017	143,451
2018	36,214
$353,051

The Company has no capital leases subject to the Capital Lease guidelines in the FASB Accounting Standards Codification.

Rental expenses incurred for operating leases during the twelve months ended December 31, 2014 and 2013 were $140,070 and $24,898, respectively.

Warehouse space of approximately 2,000 square feet in Rogers, Minnesota was rented on a month to month basis and was vacated as of October 31, 2013. In November 2012, the Company signed a nine month lease to occupy three offices in San Diego, California, which terminated as of April 30, 2013.

As of December 31, 2014, the Company leased approximately 2,807 square feet of office space at 9401 Wilshire Boulevard, Beverly Hills, California pursuant to a standard office lease dated February 3, 2012. The lease has a term of 3 years, from May 1, 2012 through April 30, 2015. The monthly rent is $10,807 which is to be adjusted upward 3% each year on the anniversary of the lease. The Company does not intend to renew this lease.

The following is a schedule of future minimum lease payments required by the non-cancelable operating lease agreement:

Year	Amount
2015	45,860
$45,860

Subsequent to the end of 2014, the Company entered into an agreement for new office space to which it will relocate its operations upon the expiration of its existing lease. Effective May 1, 2015, the Company will lease approximately 3,251 square feet of general office space at 301 North Canon Drive, Suite 305, Beverly Hills, CA 90210 pursuant to a 35-month sub-lease that commences on May 1, 2015. The Company will pay approximately $136,542 annually subject to annual escalations of 3%.